Leases - Narrative (Details) £ in Thousands	1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2019 GBP (£) contract	Jan. 31, 2019 GBP (£)	Jan. 31, 2018 GBP (£)
Disclosure of quantitative information about right-of-use assets [line items]
Number of leases | contract			2
Right-of-use assets | £			£ 774	£ 1,046	£ 1,380
Weighted average remaining lease term (in years)			2 years 1 month 6 days	3 years	4 years
Weighted average discount rate			3.75%	3.75%	3.75%
Oxford, UK
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)		10 years
Cambridge, UK
Disclosure of quantitative information about right-of-use assets [line items]
Lease term (in years)	4 years